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2VA Shareholders First ETF
2VA Shareholders First ETF
INVESTMENT OBJECTIVE
The 2VA Shareholders First ETF (“Fund”) seeks to generate long-term total returns by tracking the total return performance, before fees and expenses, of the 2VA Shareholders First Index (“Index”).
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell shares (“Shares”) of the Fund. You may pay other fees, such as brokerage commissions and other fees, to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	2VA Shareholders First ETF 2VA Shareholders First ETF
Management Fees:	0.45%
Distribution and Service (12b-1) Fees:	none
Other Expenses:	none
Total Annual Fund Operating Expenses:	0.45%

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
2VA Shareholders First ETF | 2VA Shareholders First ETF | USD ($)	77	240

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available for the Fund.

Principal Investment Strategy

The Fund is an exchange traded fund (“ETF”). The Fund employs a passive management or indexing investment approach designed to track the total return performance, before fees and expenses, of the Index. The Index is a rules-based, quantitative strategy that seeks to generate long-term total returns. The Fund will employ full replication to track the Index.

2nd Vote Advisers (“2VA” or “Adviser”) believes that companies focused on profits are better for investors than companies focused on liberal or conservative political or social activism or distracted by social agendas. 2VA’s core views and investment strategy are consistent with those of renowned economists who believed a business’ first responsibility is to generate returns for its shareholders. The Adviser’s investment solution is designed to include only companies that are focused on their business and shareholder value, and which we believe are best positioned to outperform in most market environments.

2VA employs unique, proprietary research to identify companies focused on shareholder returns, combined with a distinctive and inventive financial model designed to drive a winning investment strategy and portfolio construction. The construction and maintenance of the Index is provided by 2nd Vote Indexing (“Index Provider”) a separate company with separate personnel that is affiliated with 2VA.

Construction of the Index starts with an initial universe of the 1,500 largest U.S. equity securities listed on either the New York Stock Exchange, The Nasdaq Stock Market (each, an “Eligible U.S. Exchange”) or both. The goal is that no company in the Index will have a market capitalization of less than $2 billion so that all stocks in the Index are highly liquid. After companies with a market capitalization of less than $2 billion are screened out of the universe, approximately 900 companies will remain eligible for inclusion in the Index. Each company in this initial universe is then screened based on the company’s political or social activism.

A Shareholders First Score for each company is determined by 2nd Vote Inc., which is referred to as 2nd Vote Research(“2VR”). 2VR and 2VA are operationally independent companies with different business objectives, methods and personnel, although both companies are majority owned by a holding company whose principal shareholders are Dr. David L. Black and former Congresswoman Diane Black. 2VR has created a proprietary scoring system that evaluates the quality, quantity, type, and extent of a company’s social activism, which are intended to result in profit-oriented, business-focused companies for the Index. Information on a company’s donations, activities, and policies is gathered from different data sources including Form 990s, the IRS electronic filing database, official company websites, official company annual reports, news publications, keyword Internet searches, and other sources that demonstrate advocacy/activism by, or on behalf of, the company. The Shareholders First proprietary scoring system evaluates information about each company’s:

●	Direct and indirect corporate donations,

●	Activities and stated policies from companies,

●	Documented sponsorships for various political and advocacy related events,

●	Corporate leadership donations, activities, and advocacy,

●	Lobbying spent for or against various issues on the federal and state level.

2VR believes activities in the above listed areas provides critical information as to a company’s positioning, spending and advocacy based on specific criteria. Ultimately a company receives a score of between 1 and 5 on six different issues currently scored by 2VR. The 2VR scoring system produces the following scores on each of the six issues:

●	1.0: A score of one (1) represents a company that provides direct support for, or engages in, activities that seek to promote “Liberal” actions causes, agendas, and activities.

●	2.0: A score of two (2) represents a company that provides indirect support for, or engages in, activities that seek to promote “Lean Liberal” actions, agendas, and activities.

●	3.0: A score of three (3) represents a company that supports neither Liberal nor Conservative activities, agendas, and causes by its direct or indirect actions or policies. However, a company may be scored a 3 if it engages in offsetting actions that both support and oppose particular social agendas, activities and causes by its direct or indirect actions or policies.

●	4.0: A score of four (4) represents a company that provides indirect support for, or engages in, activities that seek to promote “Lean Conservative” causes, agendas, and activities.

●	5.0: A score of five (5) represents a company that provides direct support for, or engages in, activities that seek to promote “Conservative” causes, agendas, and activities.

Companies that do not score a “3.00” (i.e., neutral), as determined by 2VR using its proprietary scoring system, on each of the six issues, are removed from the investable universe.

The following are examples of activities or policies which result in points being added to or deducted from a Shareholders First score. 2VR will add or subtract points to a Shareholder First score if a company:

●	directly engages in or prohibits the activity;

●	directly adopts or prohibits the policy; or

●	provides financial support to organizations that support or oppose the activity or policy.

Points will be added or subtracted depending upon whether the activity or policy is conservative (points added) or liberal (points subtracted). Examples of activities and policies that would be considered conservative or liberal on the six issues appear in the following table.

Freedom	Conservative	Liberal
Civil-Safe Society	Facilitation/education for legal immigration avenues and citizenship tests	Promotion/support for sanctuary cities
Life	Promotion/support for adoption and other alternatives to abortion	Promotion/Support for Planned Parenthood
Education	Advocacy for school choice	Promotion/support for Common Core
2nd Amendment	Advocacy for responsible gun ownership/practices	Promotion/support for censorship of 2A and firearms industry organizations, media, social media, communication
Environment	Promotion/support for national conservation and preservation projects	Promotion/support for Paris Climate Agreement, Carbon Tax or Cap & Trade
Basic Freedoms	Stated support for freedom of the press	Suspension or suppression of social media accounts due to investigative reports

The degree to which companies support or protect Shareholder First freedoms can increase their score. Alternatively, the degree to which companies restrict, criticize, or condemn each of the freedoms described above can decrease their score. Ultimately a company receives a Shareholder First score of between 1 and 5, based on an assessment of all of the six 2VR categories.

Following this initial scoring, the remaining companies are screened using an rules-based index methodology, licensed from Economic Index Associates, LLC (“EIA”) by the Index Provider. This methodology defines the prevailing Federal Reserve monetary environment (“FRME”) as expansive, restrictive, or indeterminate, and then applies a company specific financial capacity score.

This portion of the Index methodology is premised on identification of the then current monetary environment and relies on the confluence of two observable components of the Federal Reserve (also referred to as “Fed”) policy, which are referenced as “Stance” and “Stringency”.

The first component used to classify the monetary environment is Stance. Stance is based on the Federal Reserve discount window primary credit rate. The primary credit rate is the basic interest rate charged to most banks for loans issued via the discount window.

●	Expansive: Initiated by a decrease in the Fed primary credit rate (formerly the discount rate). Subsequent decreases in the rate reinforce the Fed’s expansive stance. Stance remains expansive until the Fed increases the primary credit rate.

●	Restrictive: Initiated by an increase in the Fed primary credit rate. Subsequent increases reinforce the Fed’s restrictive stance. Stance remains restrictive until the primary credit rate is decreased.

The second component used to classify the monetary environment is Stringency. Stringency relies on the monthly average of the federal funds rate, which is derived by calendar month. The measure uses the three-month cumulative change in the monthly average rate.

●	Expansive: Initiated by a decrease in the cumulative monthly average federal funds rate. Subsequent decreases in the cumulative average rate reinforce that the Fed’s actions in the short-term market continue to be expansive. Stringency remains expansive until the cumulative monthly average rate increases.

●	Restrictive: Initiated by an increase in the cumulative monthly average federal funds rate. Subsequent increases serve to reinforce that any actions in the short-term market continue to be restrictive. Stringency remains restrictive until the cumulative average rate decreases.

The following table summarizes the monetary policy classifications:

Monetary Policy Classifications
Broad Fed Policy (Stance)
		Expansive	Restrictive
Fed Actions in Short-Term Market (Stringency)	Expansive	Expansive	Indeterminate
	Restrictive	Indeterminate	Restrictive

●	Expansive: Both Stance and Stringency are expansive.

●	Restrictive: Both Stance and Stringency are restrictive.

●	Indeterminate: One monetary measure is expansive, and the other is restrictive.

The monetary environment is monitored monthly. The range of monetary environment change frequency historically has been 1-4 times per year. During the period from 1999 to 2020, the average number of changes per year has been 2.55.

The financial capacity score is based on 12 firm-specific financial metrics and reflects a company’s capacity to prosper in the prevailing FRME. Each company is rated by its financial capacity score. Constraints to the companies selected are applied for liquidity, stock, and sector weight, until a final Index of 50 stocks is created. The higher a stock’s financial capacity score, the larger its weighting will be in the Fund. The minimum market capitalization of companies in the Index is $2 billion and the maximum capitalization of companies in the Index is the maximum capitalization of companies traded on Eligible U.S. Exchanges (which is approximately $39 billion). The Index is rebalanced on each occasion that the monetary environment changes or if there is a change in the 12 firm-specific financial metrics and there has been no change in the FRME for the prior 6-months.

The Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.

Principal Investment Risks

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value (“NAV”) per share, trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “More Information About the Fund.”

Scoring and Data Risk. The composition of the Fund’s portfolio is heavily dependent on a proprietary scoring system as well as information and data supplied by third parties (“Scoring and Data”). When Scoring and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being included in or excluded from the Fund’s portfolio that would have been excluded or included had the Scoring and Data been correct and complete. If the composition of the Scoring and Data reflects such errors, the Fund’s portfolio can be expected to reflect the errors, too.

Social Criteria Risk. Because the Fund evaluates social criteria to assess and exclude certain investments for non-financial reasons, it may forego some market opportunities available to funds that do not use these factors. The securities of companies that score favorably under 2V Research scoring methodology may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on social criteria or funds that use a different social criteria methodology. In addition, the Fund’s assessment of a company, based on the company’s 2V Research score, may differ from that of other funds or an investor. As a result, the companies deemed eligible for inclusion in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable social criteria characteristics if different metrics were used to evaluate them.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The Fund’s portfolio is comprised of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults, and other significant economic impacts. Certain markets have experienced temporary closures, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

Index Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its investment objective. The Fund may have difficulty achieving its investment objective due to fees, expenses (including rebalancing expenses), and other transaction costs related to the normal operation of the Fund. These costs that may be incurred by the Fund are not incurred by the Index, which may make it more difficult for the Fund to track the Index. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to achieve its investment objective.

Passive Investment Risk. The Fund is not actively managed and 2VA, a wholly owned subsidiary of 2nd Vote Value Investments, Inc., will not sell a security due to current or projected under performance of a security, industry or sector, unless that security is removed from the Index. The Fund invests in securities included in the Index regardless of the 2VA’s independent analysis of the investment decision.

Index Calculation Methodology Risk. The Index relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider nor 2VA can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund or its services providers may cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, these plans and systems are inherently limited. Further, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to a significant loss of value.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face trading halts or delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Flash Crash Risk. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day or cause the Fund itself to halt trading. In such market conditions, market or stop-loss orders to sell the ETF shares may be executed at market prices that are significantly below NAV or investors might not even be able to transact in Shares if the Fund halts trading.

Large Shareholder Risk. From time to time, an AP, a third-party investor, 2VA or an affiliate of the Adviser, or a fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.

Shares May Trade at Prices Other Than NAV. Shares may trade above or below their NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares.

Trading. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (“Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

Mid-Capitalization Companies Risk. Mid-capitalization companies may have greater price volatility, lower trading volume and less liquidity than large-capitalization companies. In addition, mid-capitalization companies may have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies.

New Fund Risk. The Fund is new and does not have shares outstanding as of the date of this Prospectus. If the Fund does not grow large in size once it commences trading, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.

Consumer Discretionary. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Industrials Sector Risk. Stock prices of issuers in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events and economic conditions will also affect the performance of investment in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and other government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by government defense spending policies, which are typically under pressure from efforts to control government spending budgets, or by regional or global crisis requiring more U.S. involvement. Transportation companies, another component of the industrials’ sector, are subject to cyclical performance and therefore investment in such companies may experience occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Information Technology Sector Risk. The Fund is subject to risks faced by companies in the technology industry. Securities of technology companies may be subject to greater volatility than stocks of companies in other market sectors. Technology companies may be affected by intense competition both domestically and internationally, including competition from competitors with lower production costs, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

PERFORMANCE

The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is also available on the Fund’s website at www.2ndvotefunds.com